UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	November 8, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total: $161,161,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105     3775   114062 SH       SOLE                   114062
Allergan                       COM              018490102     2774    41835 SH       SOLE                    41835
Alliance Capital               COM              01855A101      228     5000 SH       SOLE                     5000
Amdocs Limited                 COM              G02602103     2607    97835 SH       SOLE                    97835
American Home Products         COM              026609107      204     3500 SH       SOLE                     3500
American Intl Group            COM              026874107      381     4880 SH       SOLE                     4880
American Tower                 COM              029912201     2969   213770 SH       SOLE                   213770
Anadarko Petroleum             COM              032511107     1713    35630 SH       SOLE                    35630
Analog Devices                 COM              032654105      446    13650 SH       SOLE                    13650
Apache Corp                    COM              037411105      423     9840 SH       SOLE                     9840
AstraZeneca Corp               COM              046353108     4458    95462 SH       SOLE                    95462
AvalonBay Communities          COM              053484101     1344    28151 SH       SOLE                    28151
Bed Bath & Beyond              COM              075896100     1659    65175 SH       SOLE                    65175
Berkshire Hathaway Cl B        COM              084670207     1496      642 SH       SOLE                      642
Brinker International          COM              109641100      964    40800 SH       SOLE                    40800
Bristol Myers Squibb           COM              110122108      383     6900 SH       SOLE                     6900
CVS Corp.                      COM              126650100      299     9000 SH       SOLE                     9000
Carnival Cruise                COM              143658102     1448    65775 SH       SOLE                    65775
Celgene Corp                   COM              151020104     3075   116360 SH       SOLE                   116360
Cendant                        COM              151313103     1959   153050 SH       SOLE                   153050
Cisco Systems                  COM              17275R102      219    18000 SH       SOLE                    18000
Citigroup                      COM              172967101     6745   166532 SH       SOLE                   166532
Compaq Computer                COM              204493100      104    12500 SH       SOLE                    12500
Credit Suisse Group            COM              997171582     3347    95626 SH       SOLE                    95626
Crown Castle International Cor COM              228227104     1411   156725 SH       SOLE                   156725
Duke Realty Corp               COM              264411505      810    34200 SH       SOLE                    34200
EMC Corp                       COM              268648102      176    15000 SH       SOLE                    15000
Electronic Data Systems        COM              285661104     2825    49070 SH       SOLE                    49070
Eli Lilly                      COM              532457108     3743    46380 SH       SOLE                    46380
Equity Office Pptys.           COM              294741103     1173    36650 SH       SOLE                    36650
Exxon Mobil Corp.              COM              30231g102      566    14354 SH       SOLE                    14354
Genentech Inc                  COM              368710406     3518    79955 SH       SOLE                    79955
General Electric               COM              369604103      389    10445 SH       SOLE                    10445
Gillette                       COM              375766102      680    22826 SH       SOLE                    22826
HRPT Properties Trust          COM              40426W101      234    28800 SH       SOLE                    28800
Hewlett Packard                COM              428236103      207    12900 SH       SOLE                    12900
Home Depot                     COM              437076102     4442   115779 SH       SOLE                   115779
Hospitality Properties Trust   COM              44106M102     2157    89585 SH       SOLE                    89585
Host Marriott                  COM              44107P104     1362   193125 SH       SOLE                   193125
Household International        COM              441815107     3714    65875 SH       SOLE                    65875
IBM                            COM              459200101      225     2450 SH       SOLE                     2450
IDEC Pharmaceuticals Corp      COM              449370105     1719    34675 SH       SOLE                    34675
IMS Health                     COM              449934108     2268    90550 SH       SOLE                    90550
Intel                          COM              458140100      964    47162 SH       SOLE                    47162
Intuit                         COM              461202103      293     8172 SH       SOLE                     8172
Jabil Circuit, Inc             COM              466313103     2571   143615 SH       SOLE                   143615
Johnson & Johnson              COM              478160104      501     9038 SH       SOLE                     9038
Kohls Corp                     COM              500255104     1471    30650 SH       SOLE                    30650
Liberty Media Corp Cl A        COM              530718105     3079   242450 SH       SOLE                   242450
Marriott International         COM              571900109      376    11250 SH       SOLE                    11250
Marsh & McLennan               COM              571748102     2672    27630 SH       SOLE                    27630
Mattel                         COM              577081102      219    14000 SH       SOLE                    14000
Maxygen                        COM              577776107     2488   156975 SH       SOLE                   156975
Medtronic                      COM              585055106      331     7600 SH       SOLE                     7600
Merck                          COM              589331107     2634    39550 SH       SOLE                    39550
Merrill Lynch                  COM              590188108     3939    97020 SH       SOLE                    97020
Microsoft                      COM              594918104     4382    85645 SH       SOLE                    85645
Morgan Stanley Dean Witter     COM              617446448     3365    72601 SH       SOLE                    72601
Nabors Industries              COM              629568106     3619   172595 SH       SOLE                   172595
Nasdaq 100 Tr Unit Ser 1       COM              631100104      223     7700 SH       SOLE                     7700
New York Times                 COM              650111107      215     5500 SH       SOLE                     5500
Nokia                          COM              654902204     1665   106405 SH       SOLE                   106405
Nordstrom                      COM              655664100     1093    75665 SH       SOLE                    75665
Novavax                        COM              670002104      101    10000 SH       SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     1601    98225 SH       SOLE                    98225
Pfizer                         COM              717081103     1803    44966 SH       SOLE                    44966
Post Properties                COM              737464107     1272    34300 SH       SOLE                    34300
Public Service Enterprises     COM              744573106     2293    53895 SH       SOLE                    53895
Qwest Communications           COM              749121109      235    14100 SH       SOLE                    14100
SanDisk Corporation            COM              80004c101      340    34525 SH       SOLE                    34525
Simon Property Group           COM              828806109      539    20025 SH       SOLE                    20025
Solectron Corp.                COM              834182107      854    73275 SH       SOLE                    73275
Sprint Corp (PCS Group)        COM              852061506     2065    78550 SH       SOLE                    78550
Staples                        COM              855030102     2823   211471 SH       SOLE                   211471
Sun Communities                COM              866674104     1633    44550 SH       SOLE                    44550
Symbol Technologies            COM              871508107      297    28311 SH       SOLE                    28311
Taubman Centers                COM              876664103     2087   166950 SH       SOLE                   166950
Texas Instruments              COM              882508104     2338    93590 SH       SOLE                    93590
Triad Hospitals Inc.           COM              89579k109      278     7865 SH       SOLE                     7865
Tyco International             COM              902124106     7101   156074 SH       SOLE                   156074
UTStarcom, Inc.                COM              918076100     2493   153400 SH       SOLE                   153400
Viacom CL B                    COM              925524308     3830   111001 SH       SOLE                   111001
Wal Mart                       COM              931142103     1260    25455 SH       SOLE                    25455
Waste Management               COM              94106L109     2976   111280 SH       SOLE                   111280
Weatherford International      COM              947074100     2597   101802 SH       SOLE                   101802
Wells Fargo                    COM              949746101     3419    76925 SH       SOLE                    76925
Worldcom Group                 COM              98157D106     6184   411167 SH       SOLE                   411167